FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 1999

Investment Manager Filing this Report:

Name:     Steven Charles Capital, Ltd.
Address:  One First Federal Plaza, Suite 1500
          Rochester, NY  14614-1917

13F File Number:  028-06415

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martha Jo Pulver
Title:    Vice President/Chief Compliance Officer
Phone:    716-325-1870

Signature, Place and Date of Signing:

  Martha Jo Pulver   Rochester, NY   March 21, 2001

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $129,910

List of Other Included Managers:            NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105      352     3200 SH       SOLE                     3200
Abbott Laboratories            COM              002824100     2781    61285 SH       SOLE                    61285
Allied-Signal Inc.             COM              019512102     4690    74442 SH       SOLE                    74442
American Electric Power, Inc.  COM              025537101      240     6400 SH       SOLE                     6400
American Express Co.           COM              025816109     5785    44460 SH       SOLE                    44460
American Home Products         COM              026609107      417     7275 SH       SOLE                     7275
Amgen, Inc.                    COM              031162100      225     3700 SH       SOLE                     3700
Applied Materials, Inc.        COM              038222105     9099   123164 SH       SOLE                   123164
AptarGroup, Inc.               COM              038336103     2994    99805 SH       SOLE                    99805
Becton Dickinson & Co.         COM              075887109     2420    80656 SH       SOLE                    80656
Berkshire Hathaway Cl. B       COM              084670207     3909     1745 SH       SOLE                     1745
Bristol-Myers Squibb Co.       COM              110122108      394     5600 SH       SOLE                     5600
Campbell Soup Co.              COM              134429109      271     5850 SH       SOLE                     5850
Cardinal Health, Inc. (prev. R COM              14149Y108     3343    52126 SH       SOLE                    52126
Central Newspapers, Inc. Cl. A COM              154647101      720    19210 SH       SOLE                    19210
Cisco Systems, Inc.            COM              17275R102     6880   106764 SH       SOLE                   106764
Coca-Cola Co.                  COM              191216100     5823    93915 SH       SOLE                    93915
Cognex Corp.                   COM              192422103     5275   167135 SH       SOLE                   167135
Colgate-Palmolive Co.          COM              194162103      488     4950 SH       SOLE                     4950
Delphi Automotive Systems Corp COM              247126105      586    31649 SH       SOLE                    31649
Eastman Kodak Co.              COM              277461109      304     4480 SH       SOLE                     4480
Federal Home Loan Mortgage Cor COM              313400301     4519    77911 SH       SOLE                    77911
Federal National Mortgage Asso COM              313586109      409     5990 SH       SOLE                     5990
GPU, Inc. (prev. Gen'l Public  COM              36225X100      325     7700 SH       SOLE                     7700
Gannett Co., Inc.              COM              364730101     2445    34257 SH       SOLE                    34257
General Electric Co.           COM              369604103     4413    39051 SH       SOLE                    39051
General Motors Corp.           COM              370442105     3025    45836 SH       SOLE                    45836
Gillette Co.                   COM              375766102     4385   106945 SH       SOLE                   106945
Greenpoint Financial Corp.     COM              395384100     3393   103411 SH       SOLE                   103411
Harley-Davidson, Inc.          COM              412822108     4142    76170 SH       SOLE                    76170
Intel Corp.                    COM              458140100     5532    92974 SH       SOLE                    92974
International Business Machine COM              459200101      459     3548 SH       SOLE                     3548
Johnson & Johnson, Inc.        COM              478160104     4877    49765 SH       SOLE                    49765
Kimberly-Clark Corp.           COM              494368103      200     3510 SH       SOLE                     3510
Lear Corp.                     COM              521865105     4375    87931 SH       SOLE                    87931
Mattel, Inc.                   COM              577081102     3749   143509 SH       SOLE                   143509
McDonalds Corp.                COM              580135101      358     8696 SH       SOLE                     8696
Medtronic, Inc.                COM              585055106     1147    14735 SH       SOLE                    14735
Merck & Co., Inc.              COM              589331107     5279    71700 SH       SOLE                    71700
Microsoft Corp.                COM              594918104      602     6676 SH       SOLE                     6676
Network Associates, Inc.       COM              640938106     1778   121064 SH       SOLE                   121064
Novartis AG ADR (prev. Sandoz  COM              66987V109      350     4800 SH       SOLE                     4800
Paychex, Inc.                  COM              704326107      295     9260 SH       SOLE                     9260
Starbucks Corp.                COM              855244109      726    19325 SH       SOLE                    19325
Symbol Technologies, Inc.      COM              871508107     2422    65690 SH       SOLE                    65690
Sysco Corp.                    COM              871829107     3802   127540 SH       SOLE                   127540
United Technologies Corp.      COM              913017109     4621    64181 SH       SOLE                    64181
Walt Disney Co.                COM              254687106     3179   103170 SH       SOLE                   103170
Warner-Lambert Co.             COM              934488107      577     8350 SH       SOLE                     8350
Wrigley, (Wm.) Jr. Co.         COM              982526105     1034    11590 SH       SOLE                    11590
Xerox Corp.                    COM              984121103      273     4629 SH       SOLE                     4629
Zixit Corp. (prev. CustomTrack COM              98974P100      224     4000 SH       SOLE                     4000